Consolidated Statements of Shareholders’ Equity - USD ($) $ in Millions	Total	Preferred Stock	Balance, end of year	Common stock par value	Common stock additional capital paid-in	Retained income	Deferred ESOP expense	Treasury stock	Accumulated other comprehensive income (loss)
Increase (decrease) in equity
Cumulative effect of change in accounting principle						$ 0			$ 0
Balance, beginning of year at Dec. 31, 2015			$ 1,746		$ 3,245	37,813	$ (13)	$ (23,620)	840
Increase (decrease) in equity
Preferred stock issuance			0
Preferred stock redemption			0
Forward contract on accelerated share repurchase agreement					0
Equity incentive plans activity					58
Net income	$ 1,808					1,808
Dividends on common stock (declared per share of $1.84, $1.48 and $1.32)						(496)
Dividends on preferred stock						(116)
Payments	7
Shares acquired								(1,341)
Shares reissued under equity incentive plans, net								220
Change in unrealized net capital gains and losses	433								433
Change in unrealized foreign currency translation adjustments	9								9
Unamortized pension and other postretirement prior service credit	(33)								(33)
Reclassification of tax effects due to change in accounting principle						0			0
Balance, end of year at Dec. 31, 2016	20,569	$ 0	1,746	$ 9	3,303	39,009	(6)	(24,741)	1,249
Increase (decrease) in equity
Cumulative effect of change in accounting principle						0			0
Preferred stock issuance			0
Preferred stock redemption			0
Forward contract on accelerated share repurchase agreement					(45)
Equity incentive plans activity					55
Net income	3,554					3,554
Dividends on common stock (declared per share of $1.84, $1.48 and $1.32)						(540)
Dividends on preferred stock						(116)
Payments	3
Shares acquired								(1,423)
Shares reissued under equity incentive plans, net								182
Change in unrealized net capital gains and losses	319								319
Change in unrealized foreign currency translation adjustments	45								45
Unamortized pension and other postretirement prior service credit	(52)								(52)
Reclassification of tax effects due to change in accounting principle						(328)			328
Balance, end of year at Dec. 31, 2017	22,551	0	1,746	9	3,313	41,579	(3)	(25,982)	1,889
Increase (decrease) in equity
Cumulative effect of change in accounting principle						1,088			(910)
Preferred stock issuance			557
Preferred stock redemption			(373)
Forward contract on accelerated share repurchase agreement					(105)
Equity incentive plans activity					102
Net income	2,160					2,160
Dividends on common stock (declared per share of $1.84, $1.48 and $1.32)						(646)
Dividends on preferred stock						(148)
Payments	0
Shares acquired								(2,198)
Shares reissued under equity incentive plans, net								95
Change in unrealized net capital gains and losses	(754)								(754)
Change in unrealized foreign currency translation adjustments	(48)								(48)
Unamortized pension and other postretirement prior service credit	(59)								(59)
Reclassification of tax effects due to change in accounting principle						0			0
Balance, end of year at Dec. 31, 2018	$ 21,312	$ 0	$ 1,930	$ 9	$ 3,310	$ 44,033	$ (3)	$ (28,085)	$ 118